Note 13 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Cost	$ 152,000
Operating Leases, Rent Expense, Net, Total		$ 443,000
Operating Lease, Weighted Average Remaining Lease Term	5 years 127 days
Operating Lease, Weighted Average Discount Rate, Percent	2.06%